Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total notes payable		$ 1,237,928	$ 1,031,626
Total notes payable	$ 0	127,284
Less: current portion of notes payable	0	(12,515)	(79,438)
Less: Current Portion of Related-Party Notes Payable	(1,050,000)	(760,644)	(112,000)
Notes Payable, Net Current Portion	$ 0	114,769
Notes Payable, Net Current Portion		$ 464,769	840,188
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.75%	6.75%
Debt instrument maturity date	Aug. 15, 2039	Aug. 15, 2039
Total notes payable	$ 0	$ 119,452	130,212
Notes Payable To Banks 1 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	7.49%	7.49%
Debt instrument maturity date	Mar. 15, 2037	Mar. 15, 2037
Total notes payable	$ 0	$ 7,832	20,270
Notes Payable To Seller [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		7.25%
Debt instrument maturity date		Aug. 15, 2025
Total notes payable		$ 700,000	700,000
Note Payable To Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		5.00%
Debt instrument maturity date		Jan. 31, 2026
Total notes payable		$ 300,000	0
Note Payable To Majority Shareholder 1 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		0.00%
Debt instrument maturity date		Jan. 31, 2026
Total notes payable		$ 50,000	0
Note Payable To Majority Shareholder 2 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		0.00%
Total notes payable		$ 0	112,000
Notes Payable To Related Party [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		0.00%
Debt instrument maturity date		Dec. 31, 2025
Total notes payable		$ 24,644	33,144
Notes Payable To Related Party 1 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		0.00%
Debt instrument maturity date		Dec. 31, 2025
Total notes payable		$ 10,000	10,000
Notes Payable To Related Party 2 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		0.00%
Debt instrument maturity date		Dec. 31, 2025
Total notes payable		$ 26,000	$ 26,000